Line of Credit (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Line of credit	$ 68,000	$ 68,000
Interest rate		6.10%
Interest expense	$ 900	$ 2,000
Canfield [Member]
Line of credit			$ 69,534	$ 66,181
Interest rate			7.00%
Interest expense			$ 5,410	4,327
Secured line of credit			100,000
Proceeds from (Repayments of) Lines of Credit			$ 3,353	$ 3,803